Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Buildings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Buildings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	60 years
Plant and equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	6 years
Plant and equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	65 years
IT equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
IT equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	15 years
Fixtures and fittings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	2 years
Fixtures and fittings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	35 years
Motor vehicles | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Motor vehicles | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Civil engineering works at Hydroelectric plants | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Civil engineering works at Hydroelectric plants | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	65 years
Electromechanical equipment at Hydroelectric plants | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Electromechanical equipment at Hydroelectric plants | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	45 years
Combined cycle power plants | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Combined cycle power plants | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years
Renewable | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Renewable | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Wind Power Plants | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Wind Power Plants | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	60 years
Solar Power Plants | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Solar Power Plants | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years
Geothermal Power Plants | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Geothermal Power Plants | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	40 years
Low- and medium-voltage network | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Low- and medium-voltage network | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Measuring and remote control equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Measuring and remote control equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Primary substations | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	6 years
Primary substations | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years
Gas pipelines
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	20 years